Organization - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2013 acre	Dec. 31, 2012 acre	Oct. 25, 2013 Subsequent Event
Class of Stock [Line Items]
Percentage of general partnership interest owned by the company in the Operating Partnership common units	99.99%	99.99%
Aggregate purchase price of remaining interest in the Operating Partnership common units			$ 1,312
Acres of timberland owned	247,200	246,300
Land held in leasehold interests	32,800	42,500